Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 17, 2014
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Apr. 16, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 17, 2014
Prospectus Date	rr_ProspectusDate	Apr. 16, 2014
Astor Macro Alternative Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Astor Macro Alternative Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide positive returns with less overall risk than the global equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimates for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Astor Macro Alternative Fund (the “Fund”) utilizes multiple quantitative strategies implemented over a broad variety of asset classes and countries in seeking to achieve its investment objective and generate high risk-adjusted returns (capital appreciation) with lower volatility than the global equity markets. While the Fund may generate income, that is not expected to be the primary source of achieving its investment objective. The Fund may invest in domestic or foreign equity or fixed income securities and will also seek exposure to global currency and commodity markets by investing primarily in exchange traded funds (“ETFs”) and futures contracts. The Fund may also invest in swap contracts, or securities directly, to achieve its investment objective.

The Fund invests in ETFs that each invest primarily in either equity securities (common and preferred stocks) or fixed-income securities (such as bonds, notes and debentures). The Fund utilizes an asset allocation model to determine the percentage of exposure to specific global markets and equity securities vs. fixed income. The Fund invests in ETFs without restriction as to the underlying securities issuers’ capitalization, country or currency. With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor’s Rating Group or similarly rated by another nationally recognized statistical rating organization (“NRSRO”) with a maximum duration of 30 years or less. However, the Fund may invest in fixed income securities of any credit quality (including high yield), and any maturity.

The Fund gains exposure to various assets classes and global markets, including emerging markets, by investing in both ETFs and futures contracts linked to stock indices, fixed income, currency and commodities (such as base metals, agriculture, soft goods, and energy). The Fund’s investment adviser seeks superior returns and below-market volatility through a tactical asset allocation strategy based on its proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment. For example, a strong economy in a given country could lead the Fund to take larger positions in equity investments, while reducing its exposure to such country’s fixed income or bond markets.

The Adviser’s investment model and philosophy uses technical indicators to analyze country-specific economic data inputs including: (1) employment, (2) output (through gross domestic product or GDP) and (3) overall market conditions. The Adviser uses these economic inputs to determine, what the Adviser believes to be, the current phase of the business cycle: expansion or contraction. Once the current phase of the business cycle is identified, the Adviser tactically allocates assets among various sectors and rebalances the Fund’s investment portfolio with the goal of achieving positive returns with relatively low return volatility compared to the global markets throughout all phases of the business cycle. The Adviser anticipates rebalancing the Fund’s portfolio based upon its determination of changes in the economic cycle as well as other proprietary indicators.

In making investment decisions outside the US, the Fund also considers relative inflation rates, the rate of currency appreciation relative to inflation, current account deficits and the state of the world business cycle. In addition the Advisor considers a wide variety of financial market data including short and long term interest rates, and the difference between those rates and those of the United States, valuation ratios, recent market volatility and recent market volatility relative to the price of options.

The Fund may hedge its long portfolio by maintaining short exposure through futures, or purchasing inverse ETFs. The Fund may also hedge its currency exposure on international equity positions through its fundamental currency strategy which trades futures linked to currency such as the GBP, EUR, JPY, and AUD in equal weighting long, short, or neutral against one another and a currency momentum strategy that utilizes futures to trade such currencies against the dollar.

Subsidiary

The Fund may execute the commodities portion of its investment strategy, by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Subsidiary. The Subsidiary will invest primarily in commodities. However, the Fund may also make these investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are also principal investment strategies and principal risks of the Fund and are reflected in this Prospectus. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.

Because the Fund may invest a substantial portion of its assets in the Subsidiary, references to the Fund may also include the Subsidiary.

In seeking to fulfill the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may execute the commodities portion of its investment strategy, by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Subsidiary.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual Fund, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETFs:

(1) Alternative and Specialty Assets Risks. The Fund may invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF.

(2) Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

(3) Counterparty Risk: The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.

(4) Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

(5) Currency Risk (Domestic and Foreign): The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.

(6) Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to leverage and credit risk.

(7) Emerging Market Risk: Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

(8) Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(9) ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments.

(10) Fixed-Income Risk: When the Fund invests in fixed-income, the value of your investment in the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers will also harm performance.

(11) Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

(12) Futures Risk: There could be an imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract. Also, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

(13) Hedging Transactions Risk: The Adviser, from time to time, employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. The Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

(14) High-Yield Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

(15) Inverse ETF Risk: Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

(16) Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate.

(17) Management Risk: The Adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

(18) Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above 100% annually.

(19) Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

(20) Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

(21) Swap Risk: Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

(22) Wholly Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual Fund, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available at no cost by calling (877) 738-0333 or visiting www.astorim.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 738-0333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astorim.com
Astor Macro Alternative Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.31%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,199
Astor Macro Alternative Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	983
Astor Macro Alternative Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	209
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 685

[1]	Based on estimates for the current fiscal year. The expenses of the Fund's wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	The Adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until April 30, 2015 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 2.24%, 2.99% and 1.99%, for Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Adviser.